LONG TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Debt Instrument
Current portion of long-term borrowings	¥ 27,063	$ 4,200	¥ 79,560
Long-term borrowings	233,000	$ 36,161	233,000
Long-term Debt, Total	¥ 260,063		¥ 312,560
Weighted average interest rate for outstanding borrowings (in percentage)	5.30%	5.30%	5.90%
Loan recognized as a result of payment under the guarantee
Debt Instrument
Secured current portion of long-term borrowings	¥ 27,100
Amount of assets pledged	12,600
Current portion of long-term borrowings
Debt Instrument
Current portion of long-term borrowings	¥ 27,063		¥ 79,560
Current portion of long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.90%	5.90%
Current portion of long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	8.00%	8.00%
Long-term borrowings
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%	5.00%
Long-term borrowings	¥ 233,000		¥ 233,000